Pension and Other Post-Retirement Benefits - Plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit plans
Expected weighted-average long-term rate of return on plan assets	3.00%
Fair value measurement of pension plan assets:
Fair value measurement of pension plan assets	$ 5,184	$ 5,062	$ 5,062
Insurance contract
Defined benefit plans
Plan asset investment	100.00%
Fair value measurement of pension plan assets:
Fair value measurement of pension plan assets	$ 5,184	5,062
Level 3 | Insurance contract
Fair value measurement of pension plan assets:
Fair value measurement of pension plan assets	$ 5,184	$ 5,062